UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811- 6325

Dreyfus Midcap Index Fund, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	10/31/09

FORM N-CSR

Item 1.	Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the Chairman and CEO

3	Discussion of Fund Performance

6	Fund Performance

7	Understanding Your Fund’s Expenses

7	Comparing Your Fund’s Expenses With Those of Other Funds

8	Statement of Investments

21	Statement of Financial Futures

22	Statement of Assets and Liabilities

23	Statement of Operations

24	Statement of Changes in Net Assets

25	Financial Highlights

26	Notes to Financial Statements

35	Report of Independent Registered Public Accounting Firm

36	Important Tax Information

37	Board Members Information

40	Officers of the Fund

FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Midcap Index Fund, Inc.

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Midcap Index Fund, covering the 12-month period from November 1, 2008, through October 31, 2009.

Reports of positive economic growth over the third quarter of 2009 may have signaled the end of the deep recession that technically began in December 2007. Signs that the U.S. economy finally has turned a corner include inventory rebuilding among manufacturers, improvements in home sales and prices, and an increase in consumer spending.These and other positive developments helped fuel a sustained stock market rally since the early spring, with the most beaten-down securities generally leading the rebound. Higher-quality stocks have participated in the rally, but have so far lagged on a relative performance basis.

In our judgment, the financial markets currently appear poised to enter into a new phase in which underlying fundamentals, not bargain hunting, are likely to drive investment returns. Of course, the best strategy for your portfolio depends not only on your view of the economy’s direction, but on your current financial needs, future goals and attitudes toward risk.Your financial advisor can help you decide which investments have the potential to benefit from a recovery while guarding against the risks that may accompany unexpected market developments.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation November 16, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2008, through October 31, 2009, as provided by Thomas Durante, CFA, Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended October 31, 2009, Dreyfus Midcap Index Fund produced a total return of 17.89%.1 The Standard & Poor’s MidCap 400 Index (“S&P 400 Index”), the fund’s benchmark, produced a total return of 18.18% for the same period.2,3

Midcap stocks fell sharply over the first four months of an especially volatile reporting period, but they went on to recover all of those losses and more during a rally that began in March 2009 and continued through the reporting period’s end. The difference in returns between the fund and the benchmark was primarily the result of transaction costs and operating expenses that are not reflected in the benchmark’s return.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 400 Index by generally investing in all 400 stocks in the S&P 400 Index, in proportion to their respective weightings.The fund may also use stock index futures as a substitute for the sale or purchase of stocks.The S&P 400 Index is composed of 400 stocks of midsize domestic companies across 10 economic sectors. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 400 Index than smaller ones.

Equity Markets Bottomed in March, Then Surged Higher

The reporting period began in the midst of the most severe recession since the 1930s, which had been exacerbated by a credit crisis that nearly led to the collapse of the global banking system. In the weeks prior to the start of the reporting period, the U.S. government effectively nationalized insurer AIG and mortgage agencies Fannie Mae and Freddie Mac; Lehman Brothers filed for bankruptcy; and other major

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

firms were sold to former rivals. Congress passed the $700 billion Troubled Assets Relief Program (TARP), and the Federal Reserve Board (the “Fed”) pumped liquidity into the system to shore up the nation’s banks.

As the reporting period began, job losses continued to mount, and consumer confidence plunged. In November 2008, The National Bureau of Economic Research officially declared that the U.S. economy had been in a recession since late 2007. The Fed subsequently reduced its target for the overnight federal funds rate to a range between 0% and 0.25%, where it remained through the balance of the reporting period.

In early 2009, the U.S. economy continued to weaken. Home prices fell sharply in January, and more than 650,000 jobs per month were lost in February and March,driving the unemployment rate higher.Meanwhile, consumer confidence reached its lowest level since recordkeeping began in 1967. In an effort to stimulate the economy, the U.S. government enacted the $787 billion American Recovery and Reinvestment Act and took steps to rescue the nation’s major automakers.

After bottoming in early March, the S&P 400 Index staged an impressive rebound through the reporting period’s end.The equity markets were buoyed by signs that the remedial programs implemented by government and monetary authorities were gaining traction. By the reporting period’s end, stock prices and commodity prices had risen sharply, consumer and corporate sentiment had improved, and the U.S. recession appeared to be nearing a conclusion.

S&P 400 Index Posted Gains in All Market Sectors

Although all of the market sectors represented in the S&P 400 Index posted positive absolute returns for the reporting period, some of its better performers stemmed from the consumer discretionary area, where specialty retailers, automobile repair companies and online travel and entertainment firms rebounded from the steep declines of 2008. In addition, many of these stocks benefited from cost-cutting measures and promotional programs designed to entice customers.

This was especially true for clothing retailers and restaurants, the latter of which also benefited from reduced food prices.

The S&P 400 Index’s gains within the technology sector can be attributed to software developers that help companies improve productivity and semiconductor equipment producers serving the wireless and cellular markets. In the industrials sector, machinery and construction-and-engineering stocks tied to the mining and defense industries fared particularly well. Materials stocks also posted relatively strong results, particularly chemical producers that benefited from reduced raw materials costs.

While none of the S&P 400 Index’s sectors reported a negative absolute return during the reporting period, a number of regional banks and thrifts faltered due to weakness in their mortgage-related businesses and expectations that local commercial real estate markets would encounter rising vacancy rates and refinancing challenges.

Index Funds Offer Diversification Benefits

As an index fund, we attempt to replicate the returns of the S&P 400 Index by closely approximating its composition. In our view, an investment in a broadly diversified midcap index fund, such as Dreyfus Midcap Index Fund, may help investors in their efforts to manage the risks associated with midcap investing by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding.

November 16, 2009

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s MidCap 400 Index is a widely accepted, unmanaged total return index measuring the performance of the midsize company segment of the U.S. market.

3	“Standard & Poor’s®,”“S&P®” and “Standard & Poor’s MidCap 400 Index” are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the fund.The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

The Fund 5

Average Annual Total Returns as of 10/31/09
	1 Year	5 Years	10 Years

Fund	17.89%	2.85%	5.97%

† Source: Lipper Inc.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The above graph compares a $10,000 investment made in Dreyfus Midcap Index Fund, Inc. on 10/31/99 to a $10,000 investment made in the Standard & Poor’s MidCap 400 Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph takes into account all applicable fees and expenses.The Index is a widely accepted, unmanaged total return index measuring the performance of the midsize company segment of the U.S. stock market. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Midcap Index Fund, Inc. from May 1, 2009 to October 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended October 31, 2009

Expenses paid per $1,000†	$2.75
Ending value (after expenses)	$1,181.30

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended October 31, 2009

Expenses paid per $1,000†	$2.55
Ending value (after expenses)	$1,022.68

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Fund 7

STATEMENT OF INVESTMENTS October 31, 2009

Common Stocks—97.7%	Shares	Value ($)

Consumer Discretionary—15.4%
99 Cents Only Stores	96,003 [a,b]	1,091,554
Aaron’s	113,036 [a]	2,831,552
Advance Auto Parts	199,822	7,445,368
Aeropostale	141,039 [a,b]	5,293,194
American Eagle Outfitters	434,254	7,595,102
American Greetings, Cl. A	82,143	1,670,789
AnnTaylor Stores	120,748 [a,b]	1,566,102
Barnes & Noble	81,738 [a]	1,357,668
Blyth	12,668	448,827
Bob Evans Farms	65,107 [a]	1,710,361
BorgWarner	243,201 [a]	7,373,854
Boyd Gaming	119,540 [b]	879,814
Brink’s Home Security Holdings	94,393 [b]	2,924,295
Brinker International	215,079	2,718,599
Callaway Golf	132,421 [a]	905,760
Career Education	144,842 [a,b]	3,018,507
Carmax	459,356 [b]	9,035,532
Cheesecake Factory	125,489 [b]	2,281,390
Chico’s FAS	373,402 [a,b]	4,462,154
Chipotle Mexican Grill, Cl. A	66,018 [a,b]	5,379,807
Coldwater Creek	117,788 [a,b]	677,281
Collective Brands	135,252 [a,b]	2,508,925
Corinthian Colleges	183,350 [a,b]	2,907,931
Dick’s Sporting Goods	182,675 [b]	4,144,896
Dollar Tree	186,490 [b]	8,416,294
DreamWorks Animation SKG, Cl. A	156,971 [b]	5,023,072
Foot Locker	326,392	3,420,588
Fossil	99,399 [b]	2,656,935
Gentex	290,027	4,643,332
Guess?	121,223 [a]	4,430,701
Hanesbrands	199,564 [a,b]	4,314,574
Harte-Hanks	79,599 [a]	934,492
International Speedway, Cl. A	63,244	1,613,354
ITT Educational Services	65,913 [a,b]	5,955,240
J Crew Group	115,280 [a,b]	4,701,118

Common Stocks (continued)	Shares	Value ($)

Consumer Discretionary (continued)
John Wiley & Sons, Cl. A	87,852	3,094,147
Lamar Advertising, Cl. A	115,808 [a,b]	2,814,134
Life Time Fitness	84,734 [a,b]	1,826,018
LKQ	295,125 [b]	5,096,809
Marvel Entertainment	101,480 [b]	5,070,956
Matthews International, Cl. A	62,701	2,303,008
MDC Holdings	77,952	2,542,794
Mohawk Industries	117,044 [a,b]	5,012,995
NetFlix	93,664 [a,b]	5,006,341
NVR	12,173 [a,b]	8,061,813
Panera Bread, Cl. A	65,549 [a,b]	3,931,629
PetSmart	260,901	6,139,001
Phillips-Van Heusen	108,498	4,356,195
Priceline.com	88,008 [a,b]	13,886,782
Regis	116,308 [a]	1,888,842
Rent-A-Center	136,902 [b]	2,513,521
Ross Stores	261,173	11,494,224
Ryland Group	91,473 [a]	1,696,824
Saks	332,388 [a,b]	1,864,697
Scholastic	52,510 [a]	1,305,924
Scientific Games, Cl. A	133,362 [b]	1,876,403
Service Corporation International	528,883	3,633,426
Sotheby’s	137,889 [a]	2,186,920
Strayer Education	29,181 [a]	5,922,868
Thor Industries	75,069	1,968,309
Timberland, Cl. A	94,304 [b]	1,525,839
Toll Brothers	284,857 [a,b]	4,933,723
Tupperware Brands	131,911	5,938,633
Under Armour, Cl. A	77,869 [a,b]	2,090,783
Urban Outfitters	267,024 [a,b]	8,379,213
Warnaco Group	94,802 [b]	3,842,325
Wendy’s/Arby’s Group, Cl. A	776,678	3,067,878
Williams-Sonoma	216,357 [a]	4,063,184
WMS Industries	110,090 [b]	4,401,398
		270,076,518

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Consumer Staples—3.7%
Alberto-Culver	178,056	4,775,462
BJ’s Wholesale Club	116,892 [a,b]	4,094,727
Church & Dwight	146,568	8,336,788
Corn Products International	157,028	4,425,049
Energizer Holdings	144,689 [b]	8,807,219
Flowers Foods	161,799 [a]	3,779,625
Hansen Natural	152,531 [a,b]	5,513,996
Lancaster Colony	40,668	1,975,651
NBTY	127,594 [b]	4,645,698
PepsiAmericas	118,021	3,450,934
Ralcorp Holdings	118,024 [b]	6,337,889
Ruddick	84,452 [a]	2,256,557
Smithfield Foods	287,058 [a,b]	3,829,354
Tootsie Roll Industries	54,645 [a]	1,355,742
Universal	51,265 [a]	2,132,111
		65,716,802
Energy—6.4%
Arch Coal	338,942 [a]	7,341,484
Bill Barrett	80,294 [a,b]	2,487,508
Cimarex Energy	173,886 [a]	6,809,376
Comstock Resources	97,883 [a,b]	4,022,012
Encore Acquisition	115,245 [b]	4,272,132
Exterran Holdings	131,744 [a,b]	2,691,530
Forest Oil	234,628 [a,b]	4,598,709
Frontier Oil	220,806	3,060,371
Helix Energy Solutions Group	191,408 [a,b]	2,628,032
Helmerich & Payne	219,880 [a]	8,359,838
Mariner Energy	211,559 [b]	2,695,262
Newfield Exploration	276,586 [b]	11,345,558
Oceaneering International	114,374 [b]	5,844,511
Overseas Shipholding Group	49,561 [a]	1,945,269
Patriot Coal	155,497 [a,b]	1,757,116
Patterson-UTI Energy	322,947 [a]	5,031,514
Plains Exploration & Production	289,148 [b]	7,662,422
Pride International	361,955 [b]	10,699,390
Quicksilver Resources	245,928 [a,b]	3,000,322

Common Stocks (continued)	Shares	Value ($)

Energy (continued)
Southern Union	258,681	5,062,387
Superior Energy Services	164,704 [b]	3,559,253
Tidewater	107,810	4,492,443
Unit	85,736 [a,b]	3,350,563
		112,717,002
Financial—17.9%
Affiliated Managers Group	86,865 [a,b]	5,515,059
Alexandria Real Estate Equities	90,528 [a,c]	4,903,902
AMB Property	304,940 [a,c]	6,702,581
American Financial Group	163,796	4,029,382
AmeriCredit	207,870 [a,b]	3,668,905
Apollo Investment	336,345 [a]	3,027,105
Arthur J. Gallagher & Co.	210,945	4,706,183
Associated Banc-Corp	269,315	3,449,925
Astoria Financial	173,365	1,730,183
BancorpSouth	152,751 [a]	3,449,118
Bank of Hawaii	100,702	4,471,169
BRE Properties	108,037 [a,c]	2,941,847
Brown & Brown	244,308	4,487,938
Camden Property Trust	133,711 [a,c]	4,847,024
Cathay General Bancorp	101,606 [a]	897,181
City National	90,329 [a]	3,402,693
Commerce Bancshares	144,312	5,535,808
Corporate Office Properties Trust	120,852 [c]	4,011,078
Cousins Properties	182,158 [c]	1,333,397
Cullen/Frost Bankers	125,075 [a]	5,852,259
Duke Realty	467,005 [c]	5,249,136
Eaton Vance	245,960 [a]	6,982,804
Equity One	69,030 [a,c]	1,029,928
Essex Property Trust	58,640 [a,c]	4,408,555
Everest Re Group	127,023	11,113,242
Federal Realty Investment Trust	127,121 [a,c]	7,503,953
Fidelity National Financial, Cl. A	481,757	6,537,442
First American	194,655	5,915,565
First Niagara Financial Group	381,655	4,900,450
FirstMerit	178,379	3,380,282

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
Fulton Financial	359,267 [a]	2,967,545
Hanover Insurance Group	106,114	4,464,216
HCC Insurance Holdings	234,141	6,178,981
Highwoods Properties	147,766 [a,c]	4,066,520
Horace Mann Educators	83,093	1,032,846
Hospitality Properties Trust	254,041 [c]	4,905,532
International Bancshares	104,746 [a]	1,555,478
Jefferies Group	256,316 [a,b]	6,689,848
Jones Lang LaSalle	86,948 [a]	4,073,514
Liberty Property Trust	232,759 [c]	6,836,132
Macerich	193,381 [a,c]	5,762,754
Mack-Cali Realty	163,333 [c]	5,055,156
Mercury General	75,068 [a]	2,736,979
Nationwide Health Properties	221,709 [c]	7,150,115
New York Community Bancorp	726,165	7,835,320
NewAlliance Bancshares	225,138	2,494,529
Old Republic International	501,660 [a]	5,357,729
Omega Healthcare Investors	173,718 [a,c]	2,633,565
PacWest Bancorp	56,316 [a]	956,246
Potlatch	83,871 [a,c]	2,340,840
Protective Life	178,495	3,436,029
Raymond James Financial	207,377	4,896,171
Rayonier	165,066 [c]	6,368,246
Realty Income	217,457 [a,c]	5,040,653
Regency Centers	168,392 [a,c]	5,649,552
Reinsurance Group of America	151,745	6,995,445
SEI Investments	271,666	4,746,005
SL Green Realty	160,219 [a,c]	6,210,088
StanCorp Financial Group	103,309	3,792,473
SVB Financial Group	69,599 [a,b]	2,870,959
Synovus Financial	958,888 [a]	2,128,731
TCF Financial	233,214 [a]	2,758,922
Trustmark	106,102 [a]	2,010,633
UDR	317,017 [a,c]	4,558,704
Unitrin	100,978	1,979,169
Valley National Bancorp	298,686 [a]	3,966,550

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
W.R. Berkley	281,032	6,947,111
Waddell & Reed Financial, Cl. A	179,105	5,025,686
Washington Federal	221,399 [a]	3,796,993
Webster Financial Corp.	134,711 [a]	1,523,581
Weingarten Realty Investors	217,801 [a,c]	4,029,319
Westamerica Bancorporation	61,507 [a]	2,940,035
Wilmington Trust	146,262 [a]	1,762,457
		314,511,451
Health Care—11.9%
Affymetrix	147,340 [b]	770,588
Beckman Coulter	142,897	9,192,564
Bio-Rad Laboratories, Cl. A	40,372 [b]	3,608,853
Cerner	140,328 [a,b]	10,670,541
Charles River Laboratories
International	137,446 [a,b]	5,019,528
Community Health Systems	193,304 [b]	6,046,549
Covance	133,379 [a,b]	6,893,027
Edwards Lifesciences	117,807 [b]	9,064,071
Endo Pharmaceuticals Holdings	244,339 [b]	5,473,194
Gen-Probe	105,329 [b]	4,394,326
Health Management Associates, Cl. A	512,583 [a,b]	3,126,756
Health Net	218,779 [b]	3,261,995
Henry Schein	188,043 [a,b]	9,934,312
Hill-Rom Holdings	128,308	2,513,554
Hologic	535,076 [b]	7,908,423
IDEXX Laboratories	122,272 [a,b]	6,250,545
Immucor	144,007 [a,b]	2,574,845
Kindred Healthcare	79,437 [b]	1,167,724
Kinetic Concepts	127,392 [a,b]	4,228,140
LifePoint Hospitals	114,535 [a,b]	3,244,777
Lincare Holdings	141,709 [a,b]	4,451,080
Masimo	107,397 [a,b]	2,853,538
Medicis Pharmaceutical, Cl. A	119,355 [a]	2,526,745
Mettler-Toledo International	70,277 [b]	6,852,008
Omnicare	245,694 [a]	5,324,189
OSI Pharmaceuticals	122,091 [a,b]	3,933,772

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Owens & Minor	87,715 [a]	3,586,666
Perrigo	163,455 [a]	6,078,891
Pharmaceutical Product Development	248,125 [a]	5,347,094
Psychiatric Solutions	118,543 [a,b]	2,446,728
Resmed	157,480 [b]	7,749,591
STERIS	120,783 [a]	3,534,111
Techne	77,662	4,854,652
Teleflex	83,714	4,164,772
Thoratec	118,969 [a,b]	3,124,126
United Therapeutics	98,034 [a,b]	4,170,366
Universal Health Services, Cl. B	102,371	5,696,946
Valeant Pharmaceuticals International	143,695 [a,b]	4,224,633
Varian	59,412 [b]	3,041,894
VCA Antech	178,318 [a,b]	4,247,535
Vertex Pharmaceuticals	375,083 [b]	12,587,785
WellCare Health Plans	88,272 [b]	2,306,547
		208,447,981
Industrial—14.6%
Aecom Technology	226,107 [b]	5,706,941
AGCO	192,766 [a,b]	5,418,652
AirTran Holdings	245,701 [a,b]	1,039,315
Alaska Air Group	74,273 [a,b]	1,910,302
Alexander & Baldwin	84,843 [a]	2,446,024
Alliant Techsystems	68,994 [a,b]	5,366,353
AMETEK	224,161	7,820,977
BE Aerospace	212,903 [b]	3,774,770
Brink’s	93,793	2,225,708
Bucyrus International	156,668 [a]	6,959,193
Carlisle Cos.	129,061	4,006,053
Clean Harbors	46,887 [a,b]	2,646,771
Con-way	102,880	3,394,011
Copart	139,622 [b]	4,491,640
Corporate Executive Board	69,758	1,674,890
Corrections Corp. of America	240,202 [b]	5,750,436
Crane	99,273	2,764,753
Deluxe	104,866	1,492,243

Common Stocks (continued)	Shares	Value ($)

Industrial (continued)
Donaldson	160,920	5,740,016
Dycom Industries	82,280 [b]	812,926
Federal Signal	99,735	612,373
FTI Consulting	108,035 [a,b]	4,408,908
GATX	96,188 [a]	2,614,390
Graco	126,241 [a]	3,476,677
Granite Construction	70,143 [a]	2,003,284
Harsco	167,468	5,273,567
Herman Miller	114,147	1,763,571
HNI	95,270 [a]	2,507,506
Hubbell, Cl. B	117,605	5,001,741
IDEX	168,302	4,784,826
JB Hunt Transport Services	181,332	5,450,840
JetBlue Airways	444,866 [b]	2,206,535
Joy Global	213,323	10,753,612
Kansas City Southern	197,157 [a,b]	4,777,114
KBR	334,483	6,846,867
Kelly Services, Cl. A	57,645	638,707
Kennametal	167,871 [a]	3,955,041
Kirby	112,652 [a,b]	3,807,638
Korn/Ferry International	94,880 [a,b]	1,514,285
Landstar System	108,108	3,809,726
Lennox International	100,952 [a]	3,399,054
Lincoln Electric Holdings	87,878 [a]	4,168,932
Manpower	163,427	7,748,074
Mine Safety Appliances	60,967 [a]	1,554,049
MPS Group	189,308 [b]	2,559,444
MSC Industrial Direct, Cl. A	91,602 [a]	3,943,466
Navigant Consulting	98,220 [b]	1,398,653
Nordson	69,910 [a]	3,689,151
Oshkosh	185,343 [a]	5,793,822
Pentair	204,997 [a]	5,965,413
Rollins	90,280	1,632,262
Roper Industries	189,312 [a]	9,569,722
Shaw Group	174,262 [b]	4,471,563
SPX	102,328	5,400,872

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Industrial (continued)
Terex	226,903 [a,b]	4,587,979
Thomas & Betts	109,904 [b]	3,759,816
Timken	166,781	3,674,185
Trinity Industries	163,130 [a]	2,753,634
United Rentals	124,447 [a,b]	1,181,002
URS	174,988 [b]	6,800,034
Valmont Industries	41,061 [a]	2,967,478
Wabtec	99,223 [a]	3,647,437
Waste Connections	167,032 [b]	5,249,816
Watson Wyatt Worldwide, Cl. A	89,810	3,913,920
Werner Enterprises	90,780	1,702,125
Woodward Governor	115,879	2,724,315
		255,905,400
Information Technology—14.5%
3Com	815,953 [a,b]	4,193,998
ACI Worldwide	72,247 [b]	1,162,454
Acxiom	162,207 [b]	1,862,136
ADC Telecommunications	198,218 [a,b]	1,286,435
ADTRAN	115,716 [a]	2,666,097
Advent Software	32,294 [a,b]	1,234,277
Alliance Data Systems	111,085 [a,b]	6,107,453
ANSYS	184,435 [b]	7,484,372
Arrow Electronics	249,439 [b]	6,320,784
Atmel	949,565 [b]	3,532,382
Avnet	315,016 [b]	7,806,096
Avocent	91,824 [a,b]	2,283,663
Broadridge Financial Solutions	290,669	6,048,822
Cadence Design Systems	555,118 [b]	3,391,771
CommScope	194,502 [b]	5,255,444
Cree	209,405 [a,b]	8,815,950
Diebold	139,525	4,219,236
Digital River	80,451 [a,b]	1,836,696
DST Systems	82,229 [b]	3,429,772
Equinix	80,260 [a,b]	6,847,783
F5 Networks	164,123 [b]	7,367,481
FactSet Research Systems	87,932	5,632,045

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
Fair Isaac	103,784 [a]	2,109,929
Fairchild Semiconductor International	254,484 [b]	1,903,540
Gartner	121,595 [a,b]	2,264,099
Global Payments	167,894 [a]	8,265,422
Hewitt Associates, Cl. A	172,848 [b]	6,139,561
Imation	64,061 [a]	565,018
Informatica	182,613 [b]	3,876,874
Ingram Micro, Cl. A	340,635 [b]	6,012,208
Integrated Device Technology	346,562 [b]	2,037,785
International Rectifier	149,494 [b]	2,732,750
Intersil, Cl. A	257,499 [a]	3,231,612
Itron	84,084 [a,b]	5,048,403
Jack Henry & Associates	176,487	4,071,555
Lam Research	263,999 [b]	8,902,046
Lender Processing Services	197,928	7,877,534
ManTech International, Cl. A	45,679 [a,b]	2,003,481
Mentor Graphics	203,540 [b]	1,485,842
Micros Systems	166,855 [b]	4,491,737
National Instruments	116,934 [a]	3,122,138
NCR	333,975 [b]	3,389,846
NeuStar, Cl. A	154,599 [b]	3,571,237
Palm	333,851 [a,b]	3,876,010
Parametric Technology	244,212 [a,b]	3,641,201
Plantronics	100,170	2,415,099
Polycom	176,581 [a,b]	3,791,194
Quest Software	129,033 [b]	2,163,883
RF Micro Devices	548,953 [b]	2,184,833
Rovi	207,891 [b]	5,727,397
SAIC	436,165 [b]	7,724,482
Semtech	128,774 [b]	1,992,134
Silicon Laboratories	94,124 [b]	3,943,796
Solera Holdings	145,225	4,679,150
SRA International, Cl. A	88,762 [b]	1,665,175
Sybase	169,236 [a,b]	6,694,976
Synopsys	303,279 [b]	6,672,138
Tech Data	105,814 [b]	4,066,432

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
Trimble Navigation	249,760 [b]	5,237,467
ValueClick	183,507 [b]	1,805,709
Vishay Intertechnology	393,236 [b]	2,449,860
Zebra Technologies, Cl. A	123,292 [b]	3,082,300
		255,701,000
Materials—6.4%
Albemarle	190,876	6,027,864
AptarGroup	141,155	4,984,183
Ashland	153,589	5,304,964
Cabot	134,212	2,943,269
Carpenter Technology	90,483	1,902,857
Cliffs Natural Resources	273,128 [a]	9,715,163
Commercial Metals	233,515 [a]	3,465,363
Cytec Industries	100,139	3,321,611
Greif, Cl. A	72,134	3,860,612
Louisiana-Pacific	253,877 [a,b]	1,332,854
Lubrizol	140,975	9,383,296
Martin Marietta Materials	92,861 [a]	7,737,179
Minerals Technologies	38,447	1,893,899
Olin	164,449 [a]	2,511,136
Packaging Corp. of America	215,879 [a]	3,946,268
Reliance Steel & Aluminum	134,293	4,899,009
RPM International	270,450	4,765,329
Scotts Miracle-Gro, Cl. A	92,701 [a]	3,765,515
Sensient Technologies	102,742 [a]	2,598,345
Sonoco Products	208,276	5,571,383
Steel Dynamics	442,731	5,928,168
Temple-Inland	222,794 [a]	3,442,167
Terra Industries	208,053	6,609,844
Valspar	211,049	5,354,313
Worthington Industries	122,849 [a]	1,357,481
		112,622,072
Telecommunication Services—.5%
Cincinnati Bell	443,029 [b]	1,364,529
Syniverse Holdings	139,589 [b]	2,391,160
Telephone & Data Systems	199,083	5,896,838
		9,652,527

Common Stocks (continued)	Shares	Value ($)

Utilities—6.4%
AGL Resources	161,117	5,632,650
Alliant Energy	230,667	6,126,515
Aqua America	285,520 [a]	4,411,284
Atmos Energy	192,340	5,356,669
Black Hills	82,283 [a]	2,005,237
Cleco	127,313 [a]	3,150,997
DPL	241,818	6,127,668
Energen	149,528	6,561,289
Great Plains Energy	284,319	4,918,719
Hawaiian Electric Industries	192,789 [a]	3,441,284
IDACORP	99,396 [a]	2,792,034
MDU Resources Group	383,783	7,963,497
National Fuel Gas	167,326	7,586,561
NSTAR	222,703 [a]	6,892,658
NV Energy	489,170	5,605,888
OGE Energy	202,099	6,713,729
ONEOK	219,738	7,956,713
PNM Resources	177,409	1,901,825
UGI	226,031	5,397,620
Vectren	170,654	3,846,541
Westar Energy	228,804	4,381,597
WGL Holdings	105,626	3,491,996
		112,262,971
Total Common Stocks
(cost $1,792,584,720)		1,717,613,724
	Principal
Short-Term Investments—.2%	Amount ($)	Value ($)

U.S. Treasury Bills;
0.10%, 12/17/09
(cost $3,919,476)	3,920,000 [d]	3,919,851

Other Investment—2.1%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $35,792,000)	35,792,000 [e]	35,792,000

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Investment of Cash Collateral
for Securities Loaned—21.4%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $376,704,078)	376,704,078 [e]	376,704,078

Total Investments (cost $2,209,000,274)	121.4%	2,134,029,653
Liabilities, Less Cash and Receivables	(21.4%)	(375,864,935)
Net Assets	100.0%	1,758,164,718

a	All or a portion of these securities are on loan.At October 31, 2009, the total market value of the fund’s securities on loan is $355,844,341 and the total market value of the collateral held by the fund is $376,704,078.

b	Non-income producing security.

c	Investment in Real Estate Investment Trust.

d	Held by a broker as collateral for open financial futures positions.

e	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

Short-Term/		Energy	6.4
Money Market Investments	23.7	Materials	6.4
Financial	17.9	Utilities	6.4
Consumer Discretionary	15.4	Consumer Staples	3.7
Industrial	14.6	Telecommunication Services	.5
Information Technology	14.5
Health Care	11.9		121.4

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES October 31, 2009

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 10/31/2009 ($)

Financial Futures Long
Standard & Poor’s
Midcap 400 E-mini	608	39,969,920	December 2009	(1,570,836)

See notes to financial statements.

The Fund 21

STATEMENT OF ASSETS AND LIABILITIES October 31, 2009

	Cost	Value

Assets ($):
Investments in securities—See Statement of
Investments (including securities on loan,
valued at $355,844,341)—Note 1(b):
Unaffiliated issuers	1,796,504,196	1,721,533,575
Affiliated issuers	412,496,078	412,496,078
Cash		733,100
Receivable for shares of Common Stock subscribed		2,987,904
Dividends and interest receivable		903,786
		2,138,654,443
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		782,190
Liability for securities on loan—Note 1(b)		376,704,078
Payable for shares of Common Stock redeemed		1,956,187
Payable for futures variation margin—Note 4		1,047,270
		380,489,725
Net Assets ($)		1,758,164,718
Composition of Net Assets ($):
Paid-in capital		1,922,051,507
Accumulated undistributed investment income—net		14,045,116
Accumulated net realized gain (loss) on investments		(101,390,448)
Accumulated net unrealized appreciation (depreciation) on
investments [including ($1,570,836) net unrealized
(depreciation) on financial futures]		(76,541,457)
Net Assets ($)		1,758,164,718
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		85,096,246
Net Asset Value, offering and redemption price per share ($)		20.66

See notes to financial statements.

STATEMENT OF OPERATIONS Year Ended October 31, 2009

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	26,916,831
Affiliated issuers	77,167
Income from securities lending—Note 1(b)	1,758,118
Interest	23,554
Total Income	28,775,670
Expenses:
Management fee—Note 3(a)	3,678,942
Shareholder servicing costs—Note 3(b)	3,678,942
Directors’ fees—Note 3(a)	125,490
Loan commitment fees—Note 2	12,254
Interest expense—Note 2	155
Total Expenses	7,495,783
Less—Directors’ fees reimbursed
by the Manager—Note 3(a)	(125,490)
Net Expenses	7,370,293
Investment Income—Net	21,405,377
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(47,990,672)
Net realized gain (loss) on financial futures	(6,484,488)
Net Realized Gain (Loss)	(54,475,160)
Net unrealized appreciation (depreciation) on investments (including
$5,671,079 net unrealized appreciation on financial futures)	272,835,901
Net Realized and Unrealized Gain (Loss) on Investments	218,360,741
Net Increase in Net Assets Resulting from Operations	239,766,118

See notes to financial statements.

The Fund 23

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,

	2009	2008

Operations ($):
Investment income—net	21,405,377	25,092,328
Net realized gain (loss) on investments	(54,475,160)	97,805,864
Net unrealized appreciation
(depreciation) on investments	272,835,901	(1,019,902,517)
Net Increase (Decrease) in Net Assets
Resulting from Operations	239,766,118	(897,004,325)
Dividends to Shareholders from ($):
Investment income—net	(25,544,737)	(26,033,448)
Net realized gain on investments	(75,893,834)	(207,596,230)
Total Dividends	(101,438,571)	(233,629,678)
Capital Stock Transactions ($):
Net proceeds from shares sold	502,900,872	615,908,178
Dividends reinvested	96,156,519	222,298,818
Cost of shares redeemed	(561,146,191)	(617,062,054)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	37,911,200	221,144,942
Total Increase (Decrease) in Net Assets	176,238,747	(909,489,061)
Net Assets ($):
Beginning of Period	1,581,925,971	2,491,415,032
End of Period	1,758,164,718	1,581,925,971
Undistributed investment income—net	14,045,116	19,837,771
Capital Share Transactions (Shares):
Shares sold	28,098,936	24,423,951
Shares issued for dividends reinvested	6,107,554	7,791,794
Shares redeemed	(32,581,387)	(23,798,731)
Net Increase (Decrease) in Shares Outstanding	1,625,103	8,417,014

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended October 31,

	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value,
beginning of period	18.95	33.19	29.91	27.81	24.55
Investment Operations:
Investment income—net[a]	.26	.31	.38	.28	.28
Net realized and unrealized
gain (loss) on investments	2.73	(11.42)	4.36	3.23	3.87
Total from Investment Operations	2.99	(11.11)	4.74	3.51	4.15
Distributions:
Dividends from
investment income—net	(.32)	(.35)	(.28)	(.26)	(.16)
Dividends from net realized
gain on investments	(.96)	(2.78)	(1.18)	(1.15)	(.73)
Total Distributions	(1.28)	(3.13)	(1.46)	(1.41)	(.89)
Net asset value, end of period	20.66	18.95	33.19	29.91	27.81
Total Return (%)	17.89	(36.64)	16.45	12.95	17.14
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.51	.51	.51	.50	.50
Ratio of net expenses
to average net assets	.50	.50	.50	.50	.50
Ratio of net investment income
to average net assets	1.45	1.16	1.20	.95	1.04
Portfolio Turnover Rate	21.72	24.48	22.53	16.05	19.54
Net Assets, end of period
($ x 1,000)	1,758,165	1,581,926	2,491,415	2,270,969	2,059,222

a Based on average shares outstanding at each month end.
See notes to financial statements.

The Fund 25

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Midcap Index Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to match the performance of the Standard & Poor’s MidCap 400 Index.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	1,717,613,724	—	—	1,717,613,724
U.S. Treasury
Securities	—	3,919,851	—	3,919,851
Mutual Funds	412,496,078	—	—	412,496,078
Other Financial
Instruments††	—	—	—	—
Liabilities ($)
Other Financial
Instruments††	(1,570,836)	—	—	(1,570,836)

† See Statement of Investments for industry classification.

Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended October 31, 2009,The Bank of New York Mellon earned $753,479 from lending fund portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2009, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $12,099,987, accumulated capital losses $64,949,321 and unrealized depreciation $111,037,455.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2009. If not applied, the carryover expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal periods ended October 31, 2009 and October 31, 2008 were as follows: ordinary income $25,560,834 and $29,464,791 and long-term capital gains $75,877,737 and $204,164,887, respectively.

During the period ended October 31, 2009, as a result of permanent book to tax differences, primarily due to the tax treatment for real estate investment trusts and dividend reclassification, the fund decreased accumulated undistributed investment income-net by $1,653,295 and increased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participated with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Effective October 14, 2009, the $145 million unsecured credit facility with Citibank, N.A., was increased to $215 million and the fund continues participation in the $300 million unsecured credit facility provided by The Bank of New York Mellon. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended October 31, 2009, was approximately $11,000 with a related weighted average annualized interest rate of 1.40%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all the expenses of the fund, except management fees, brokerage fees and commissions, taxes, interest fees, commitment fees, Shareholder Services Plan fees, fees and expenses of non-interested Board members (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the accrued fees and expenses of the non-interested Board members (including counsel fees). Each Board member also serves as a Board member of other funds within the Dreyfus complex (collec-

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

tively, the “Fund Group”). Currently, the fund and 11 other funds (comprised of 33 portfolios) in the Dreyfus Family of Funds pay each Board member their respective allocated portion of an annual retainer of $85,000 and an attendance fee of $10,000 for each regularly scheduled Board meeting, an attendance fee of $2,000 for each separate in-person committee meeting that is not held in conjunction with a regularly scheduled Board meeting and an attendance fee of $1,000 for each Board meeting and separate committee meeting that is conducted by telephone. The Chairman of the Board receives an additional 25% of such compensation and the Audit Committee Chairman receives an additional $15,000 per annum. The fund also reimburses each Board member for travel and out-of-pocket expenses in connection with attending Board or committee meetings. Subject to the fund’s Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the fund’s annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at the annual rate of .25% of the value of the fund’s average daily net assets.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2009, the fund was charged $3,678,942 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $391,095 and shareholder services plan fees $391,095.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended October 31, 2009, amounted to $314,272,440 and $326,552,614, respectively.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objectives, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market.A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded.When the contracts are closed, the fund recognizes a realized gain or loss.There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Contracts open at October 31, 2009 are set forth in the Statement of Financial Futures.

At October 31, 2009, the cost of investments for federal income tax purposes was $2,245,067,108; accordingly, accumulated net unrealized depreciation on investments was $111,037,455, consisting of $259,271,640 gross unrealized appreciation and $370,309,095 gross unrealized depreciation.

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through December 29, 2009, the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors Dreyfus Midcap Index Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the statements of investments and financial futures, of Dreyfus Midcap Index Fund, Inc., as of October 31, 2009 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Midcap Index Fund, Inc. at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates 77.00% of the ordinary dividends paid during the fiscal year ended October 31, 2009 as qualifying for the corporate dividends received deduction. For the fiscal year ended October 31, 2009, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $7,923,260 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2010 of the percentage applicable to the preparation of their 2009 income tax returns. Also, the fund hereby designates $.9293 per share as a long-term capital gain distribution per share paid on December 29, 2008 and also designates $.0270 per share as a long-term capital gain distribution paid on March 26, 2009.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). David P. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $36,350 in 2008 and $37,078 in 2009.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $10,398 in 2008 and $5,276 in 2009. These services consisted of security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $-0- in 2008 and $-0- in 2009.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,343 in 2008 and $3,517 in 2009. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $-0- in 2008 and $-0- in 2009.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $879 in 2008 and $425 in 2009. These services consisted of a review of the Registrant s anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $-0- in 2008 and $-0- in 2009.

Note: In each of (b) through (d) of this Item 4, 100% of all services provided by the Auditor were pre-approved as required.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $7,879,835 in 2008 and $25,383,429 in 2009.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Midcap Index Fund, Inc.

By:	/s/ J. David Officer

J. David Officer,
President

Date:	December 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer

J. David Officer,
President

Date:	December 23, 2009

By:	/s/ James Windels

James Windels,
Treasurer

Date:	December 23, 2009

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)